Income Tax Expense - Major Components of Income Tax Expense (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Current income tax:
Current income tax on profits for the period	$ 426,878		$ 771,378	$ 1,109,752
Income tax on unappropriated retained earnings	85,607		159,744	227,467
Prior year income tax overestimation	(182,778)		(255,935)	(184,284)
Total current income tax	329,707		675,187	1,152,935
Deferred income tax:
Relating to origination and reversal of temporary differences	(29,046)		(87,012)	(54,617)
Income tax expense	$ 300,661	$ 9,819	$ 588,175	$ 1,098,318